Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2018
Variable Interest Entity, Measure of Activity [Abstract]
Summary of sale and leaseback arrangements and repurchase of options
The following table gives a summary of the sale and leaseback arrangements and repurchase options from VIEs, as at December 31, 2018:

Unit	Effective from	Sale value (In $ millions)	First repurchase option (In $ millions)	Month of first repurchase option	Last repurchase option (1) (In $ millions)	Month of last repurchase Option (1)
West Taurus	Nov 2008	850	418	Feb 2015	154	Dec 2024
West Hercules	Oct 2008	850	580	Aug 2011	138	Dec 2024
West Linus	June 2013	600	370	Jun 2018	170	May 2029

(1)	Ship Finance has a right to require us to purchase the West Linus rig on the 15th anniversary for the price of $86 million if we don’t exercise the final repurchase option.

Summary of average bareboat charter rates
A summary of the average bareboat charter rates per day for each unit is given below for the respective years.

(In $ thousands)	2018	2019	2020	2021	2022	2023
West Taurus	112	102	101	96	96	179
West Hercules	117	101	100	96	96	180
West Linus	158	119	99	99	92	171

Schedule of assets and liabilities in statutory accounts of the VIEs
The assets and liabilities in the statutory accounts of the VIEs as at December 31, 2018 (Successor) and as at December 31, 2017 (Predecessor) are as follows:

	Successor			Predecessor
(In $ millions)	December 31, 2018			December 31, 2017
	SFL Deepwater Limited	SFL Hercules Limited	SFL Linus Limited	SFL Deepwater Limited	SFL Hercules Limited	SFL Linus Limited
Name of unit	West Taurus	West Hercules	West Linus	West Taurus	West Hercules	West Linus
Investment in finance lease	320	307	397	335	326	431
Amount due from related parties	—	—	—	4	4	—
Other assets (1)	2	—	—	6	6	8
Total assets	322	307	397	345	336	439

Short-term interest-bearing debt	16	8	9	226	27	48
Long-term interest-bearing debt	179	193	221	—	224	261
Other liabilities	2	—	—	3	2	—
Short-term trading balances due to related parties	—	10	21	—	—	4
Long-term debt due to related parties (2)	84	62	76	113	80	121
Total liabilities	281	273	327	342	333	434
Equity	41	34	70	3	3	5

(1)
Includes cash balance of $2 million as at December 31, 2018 (Successor) (December 31, 2017 (Predecessor): $17 million). These have been consolidated into the Consolidated Balance Sheet within "Cash and cash equivalents".

(2)
We present balances due to/from Ship Finance on a net basis, due to the fact that there is a right to offset established in the long-term loan agreements, and the balances are intended to be settled on a net basis.

	Successor			Predecessor
(In $ millions)	December 31, 2018			December 31, 2017
	SFL Deepwater Limited	SFL Hercules Limited	SFL Linus Limited	SFL Deepwater Limited	SFL Hercules Limited	SFL Linus Limited
Debt principal outstanding	113	80	121	113	80	121
Debt discount	(25)	(18)	(45)	—	—	—
Trading asset positions held against long-term loan	(4)	—	—	—	—	—
Long-term loan due to related parties	84	62	76	113	80	121